Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SMARTSTOP SELF STORAGE REIT, INC. AND SUBSIDIARIES
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2022

				Initial Cost to Company					Gross Carrying Amount at December 31, 2022
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Morrisville	NC	$—	(4)	$531,000	$1,891,000	$2,422,000	$204,262		$531,000	$2,095,262	$2,626,262	$652,967	2004	11/3/2014
Cary	NC	—	(4)	1,064,000	3,301,000	4,365,000	244,450		1,064,000	3,545,450	4,609,450	1,055,508	1998/2005/2006	11/3/2014
Raleigh	NC	—	(4)	1,186,000	2,540,000	3,726,000	378,893		1,186,000	2,918,893	4,104,893	1,036,976	1999	11/3/2014
Myrtle Beach I	SC	8,491,387		1,482,000	4,476,000	5,958,000	546,002		1,482,000	5,022,002	6,504,002	1,575,498	1998/2005-2007	11/3/2014
Myrtle Beach II	SC	6,736,055		1,690,000	3,654,000	5,344,000	401,685		1,690,000	4,055,685	5,745,685	1,308,034	1999/2006	11/3/2014
Whittier	CA	4,495,305		2,730,000	2,916,875	5,646,875	735,636		2,730,000	3,652,511	6,382,511	1,266,433	1989	2/19/2015
La Verne	CA	3,093,713		1,950,000	2,036,875	3,986,875	345,409		1,950,000	2,382,284	4,332,284	879,912	1986	1/23/2015
Santa Ana	CA	5,075,474		4,890,000	4,006,875	8,896,875	756,398		4,890,000	4,763,273	9,653,273	1,624,906	1978	2/5/2015
Upland	CA	3,528,728		2,950,000	3,016,875	5,966,875	596,231		2,950,000	3,613,106	6,563,106	1,294,817	1979	1/29/2015
La Habra	CA	3,576,890		2,060,000	2,356,875	4,416,875	652,209		2,060,000	3,009,084	5,069,084	929,982	1981	2/5/2015
Monterey Park	CA	2,513,545		2,020,000	2,216,875	4,236,875	400,444		2,020,000	2,617,319	4,637,319	806,159	1987	2/5/2015
Huntington Beach	CA	6,815,534		5,460,000	4,856,875	10,316,875	508,065		5,460,000	5,364,940	10,824,940	1,772,180	1986	2/5/2015
Chico	CA	1,136,033		400,000	1,336,875	1,736,875	372,580		400,000	1,709,455	2,109,455	595,664	1984	1/23/2015
Lancaster	CA	1,643,514		200,000	1,516,875	1,716,875	544,234		200,000	2,061,109	2,261,109	772,616	1980	1/29/2015
Riverside	CA	2,271,845		370,000	2,326,875	2,696,875	744,444		370,000	3,071,319	3,441,319	1,013,228	1985	1/23/2015
Fairfield	CA	2,682,779		730,000	2,946,875	3,676,875	322,208		730,000	3,269,083	3,999,083	1,036,507	1984	1/23/2015
Lompoc	CA	2,755,244		1,000,000	2,746,875	3,746,875	348,373		1,000,000	3,095,248	4,095,248	959,467	1982	2/5/2015
Santa Rosa	CA	7,154,002		3,150,000	6,716,875	9,866,875	837,876		3,150,000	7,554,751	10,704,751	2,394,886	1979-1981	1/29/2015
Vallejo	CA	—	(4)	990,000	3,946,875	4,936,875	466,627		990,000	4,413,502	5,403,502	1,378,210	1981	1/29/2015
Federal Heights	CO	2,320,229		1,100,000	3,346,875	4,446,875	397,310		1,100,000	3,744,185	4,844,185	1,410,847	1983	1/29/2015
Aurora	CO	4,688,842		810,000	5,906,875	6,716,875	873,782		810,000	6,780,657	7,590,657	2,182,032	1984	2/5/2015
Littleton	CO	2,126,913		1,680,000	2,456,875	4,136,875	380,972		1,680,000	2,837,847	4,517,847	972,290	1985	1/23/2015
Bloomingdale	IL	2,320,229		810,000	3,856,874	4,666,874	516,113		810,000	4,372,987	5,182,987	1,376,557	1987	2/19/2015
Crestwood	IL	1,595,130		250,000	2,096,875	2,346,875	438,121		250,000	2,534,996	2,784,996	870,846	1987	1/23/2015
Forestville	MD	3,383,575		1,940,000	4,346,875	6,286,875	1,155,658		1,940,000	5,502,533	7,442,533	2,074,243	1988	1/23/2015
Warren I	MI	1,909,295		230,000	2,966,875	3,196,875	605,075		230,000	3,571,950	3,801,950	1,180,432	1996	5/8/2015
Sterling Heights	MI	2,247,764		250,000	3,286,875	3,536,875	917,177		250,000	4,204,052	4,454,052	1,324,243	1977	5/21/2015
Troy	MI	3,335,413		240,000	4,176,875	4,416,875	464,700		240,000	4,641,575	4,881,575	1,455,387	1988	5/8/2015
Warren II	MI	2,199,380		240,000	3,066,875	3,306,875	748,969		240,000	3,815,844	4,055,844	1,286,694	1987	5/8/2015
Beverly	NJ	1,353,430		400,000	1,696,875	2,096,875	363,219		400,000	2,060,094	2,460,094	634,190	1988	5/28/2015
Everett	WA	2,658,476		2,010,000	2,956,875	4,966,875	810,891		2,010,000	3,767,766	5,777,766	1,185,904	1986	2/5/2015
Foley	AL	4,036,209		1,839,000	5,717,000	7,556,000	922,571		1,839,000	6,639,571	8,478,571	2,043,884	1985/1996/2006	9/11/2015
Tampa	FL	1,595,130		718,244	2,257,471	2,975,715	595,503		718,244	2,852,974	3,571,218	860,973	1985	11/3/2015
Boynton Beach	FL	7,975,648		1,983,491	15,232,817	17,216,308	562,650		1,983,491	15,795,467	17,778,958	3,390,161	2004	1/7/2016
Lancaster II	CA	2,296,148		670,392	3,711,424	4,381,816	368,560		670,392	4,079,984	4,750,376	1,124,491	1991	1/11/2016
Milton(2)	ONT	—	(4)	1,452,870	7,929,810	9,382,680	631,867	(3)	1,490,206	8,524,341	10,014,547	1,850,082	2006	2/11/2016
Burlington I(2)	ONT	—	(4)	3,293,267	10,278,861	13,572,128	843,154	(3)	3,377,898	11,037,384	14,415,282	2,405,590	2011	2/11/2016
Oakville I(2)	ONT	—	(4)	2,655,215	13,072,458	15,727,673	2,456,332	(3)	2,723,449	15,460,556	18,184,005	3,394,879	2016	2/11/2016
Oakville II(2)	ONT	—	(4)	2,983,307	9,346,283	12,329,590	311,685	(3)	2,975,847	9,665,428	12,641,275	2,187,289	2004	2/29/2016
Burlington II(2)	ONT	—	(4)	2,944,035	5,125,839	8,069,874	242,547	(3)	2,936,674	5,375,747	8,312,421	1,212,620	2008	2/29/2016
Xenia	OH	—	(4)	275,493	2,664,693	2,940,186	175,415		275,493	2,840,108	3,115,601	766,260	2003	4/20/2016
Sidney	OH	—	(4)	255,246	1,806,349	2,061,595	232,575		255,246	2,038,924	2,294,170	806,881	2003	4/20/2016
Troy	OH	—	(4)	150,666	2,596,010	2,746,676	206,114		150,666	2,802,124	2,952,790	858,965	2003	4/20/2016

				Initial Cost to Company					Gross Carrying Amount at December 31, 2022
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Greenville	OH	—	(4)	82,598	1,909,466	1,992,064	209,324		82,598	2,118,790	2,201,388	568,842	2003	4/20/2016
Washington Court House	OH	—	(4)	255,456	1,882,203	2,137,659	173,835		255,456	2,056,038	2,311,494	571,588	2003	4/20/2016
Richmond	IN	—	(4)	223,159	2,944,379	3,167,538	225,125		223,159	3,169,504	3,392,663	900,168	2003	4/20/2016
Connersville	IN	—	(4)	155,533	1,652,290	1,807,823	155,266		155,533	1,807,556	1,963,089	506,706	2003	4/20/2016
Port St. Lucie I	FL	—	(4)	2,589,781	6,339,578	8,929,359	269,080		2,589,781	6,608,658	9,198,439	1,585,837	1999	4/29/2016
Sacramento	CA	—	(4)	1,205,209	6,616,767	7,821,976	146,392		991,287	6,977,081	7,968,368	1,538,414	2006	5/9/2016
Oakland	CA	—	(4)	5,711,189	6,902,446	12,613,635	346,418		5,711,189	7,248,864	12,960,053	1,582,865	1979	5/18/2016
Concord	CA	—	(4)	19,090,003	17,202,868	36,292,871	923,103		19,090,003	18,125,971	37,215,974	4,029,552	1988/1998	5/18/2016
Pompano Beach	FL	8,502,149		3,947,715	16,656,002	20,603,717	299,630		3,947,715	16,955,632	20,903,347	3,365,982	1979	6/1/2016
Lake Worth	FL	10,225,596		12,108,208	10,804,173	22,912,381	399,142		12,108,208	11,203,315	23,311,523	3,093,048	1998/2003	6/1/2016
Jupiter	FL	11,469,344		16,029,881	10,556,833	26,586,714	406,654		16,029,881	10,963,487	26,993,368	2,521,208	1992/2012	6/1/2016
Royal Palm Beach	FL	9,604,947		11,425,394	13,275,322	24,700,716	356,831		11,425,394	13,632,153	25,057,547	3,501,241	2001/2003	6/1/2016
Port St. Lucie II	FL	6,897,272		5,130,621	8,410,474	13,541,095	455,469		5,130,621	8,865,943	13,996,564	2,179,584	2002	6/1/2016
Wellington	FL	—	(4)	10,233,511	11,662,801	21,896,312	259,926		10,233,511	11,922,727	22,156,238	2,553,809	2005	6/1/2016
Doral	FL	—	(4)	11,335,658	11,485,045	22,820,703	384,227		11,335,658	11,869,272	23,204,930	2,599,570	1998	6/1/2016
Plantation	FL	15,267,178		12,989,079	19,224,919	32,213,998	851,417		12,989,079	20,076,336	33,065,415	4,267,131	2002/2012	6/1/2016
Naples	FL	—	(4)	11,789,085	12,771,305	24,560,390	395,774		11,789,085	13,167,079	24,956,164	2,778,539	2002	6/1/2016
Delray	FL	11,753,240		17,096,692	12,983,627	30,080,319	347,660		17,096,692	13,331,287	30,427,979	2,921,059	2003	6/1/2016
Baltimore	MD	—	(4)	3,897,872	22,427,843	26,325,715	717,900		3,897,872	23,145,743	27,043,615	5,166,657	1990/2014	6/1/2016
Sonoma	CA	6,795,065		3,468,153	3,679,939	7,148,092	224,692		3,468,153	3,904,631	7,372,784	922,006	1984	6/14/2016
Las Vegas I	NV	11,158,848		2,391,220	11,117,892	13,509,112	308,960		2,391,220	11,426,852	13,818,072	2,275,449	2002	7/28/2016
Las Vegas II	NV	11,207,605		3,840,088	9,916,937	13,757,025	356,819		3,840,088	10,273,756	14,113,844	2,195,007	2000	9/23/2016
Las Vegas III	NV	8,474,386		2,565,579	6,338,944	8,904,523	448,830		2,565,579	6,787,774	9,353,353	1,494,689	1989	9/27/2016
Asheville I	NC	—	(4)	3,619,676	11,173,603	14,793,279	517,214		3,619,676	11,690,817	15,310,493	2,560,579	1988/2005/2015	12/30/2016
Asheville II	NC	—	(4)	1,764,969	3,107,311	4,872,280	261,878		1,764,969	3,369,189	5,134,158	778,907	1984	12/30/2016
Hendersonville I	NC	—	(4)	1,081,547	3,441,204	4,522,751	269,243		1,081,547	3,710,447	4,791,994	807,391	1982	12/30/2016
Asheville III	NC	—	(4)	5,096,833	4,620,013	9,716,846	298,426		5,096,833	4,918,439	10,015,272	1,188,790	1991/2002	12/30/2016
Arden	NC	—	(4)	1,790,118	10,265,741	12,055,859	553,138		1,790,118	10,818,879	12,608,997	2,108,799	1973	12/30/2016
Asheville IV	NC	—	(4)	4,558,139	4,455,118	9,013,257	294,611		4,558,139	4,749,729	9,307,868	1,158,851	1985/1986/2005	12/30/2016
Asheville V	NC	—	(4)	2,414,680	7,826,417	10,241,097	433,376		2,414,680	8,259,793	10,674,473	1,794,288	1978/2009/2014	12/30/2016
Asheville VI	NC	—	(4)	1,306,240	5,121,332	6,427,572	288,489		1,306,240	5,409,821	6,716,061	1,099,654	2004	12/30/2016
Asheville VIII	NC	—	(4)	1,764,965	6,162,855	7,927,820	319,160		1,764,965	6,482,015	8,246,980	1,456,375	1968/2002	12/30/2016
Hendersonville II	NC	—	(4)	2,597,584	5,037,350	7,634,934	341,573		2,597,584	5,378,923	7,976,507	1,385,172	1989/2003	12/30/2016
Asheville VII	NC	—	(4)	782,457	2,139,791	2,922,248	95,973		782,457	2,235,764	3,018,221	526,446	1999	12/30/2016
Sweeten Creek Land	NC	—		348,480	—	348,480	—		348,480	—	348,480	—	N/A	12/30/2016
Highland Center Land	NC	—		50,000	—	50,000	—		50,000	—	50,000	—	N/A	12/30/2016
Aurora II	CO	—	(4)	1,584,664	8,196,091	9,780,755	161,797		1,584,664	8,357,888	9,942,552	1,959,680	2012	1/11/2017
Dufferin(2)	ONT	—	(4)	6,258,511	16,287,332	22,545,843	1,698,188	(3)	6,544,256	17,699,775	24,244,031	3,371,759	2015	2/1/2017
Mavis(2)	ONT	—	(4)	4,657,233	14,493,508	19,150,741	1,207,696	(3)	4,869,868	15,488,569	20,358,437	2,908,138	2013	2/1/2017
Brewster(2)	ONT	—	(4)	4,136,329	9,527,410	13,663,739	837,189	(3)	4,325,182	10,175,746	14,500,928	1,956,001	2013	2/1/2017
Granite(2)	ONT	—	(4)	3,126,446	8,701,429	11,827,875	724,916	(3)	3,269,190	9,283,601	12,552,791	1,698,329	1998/2016	2/1/2017
Centennial(2)	ONT	—	(4)	1,714,644	11,428,538	13,143,182	688,090	(3)	1,792,930	12,038,342	13,831,272	2,161,162	2016/2017	2/1/2017
Ft. Pierce	FL	8,764,926		1,152,931	12,398,306	13,551,237	229,192		1,152,931	12,627,498	13,780,429	1,559,942	2008	1/24/2019
Russell Blvd, Las Vegas II	NV	—	(4)	3,433,634	15,449,497	18,883,131	692,595		3,510,075	16,065,651	19,575,726	2,455,682	1996	1/24/2019
Jones Blvd, Las Vegas I	NV	—	(4)	1,975,283	12,565,410	14,540,693	186,266		1,975,283	12,751,676	14,726,959	1,561,518	1999	1/24/2019
Airport Rd, Colorado Springs	CO	—	(4)	870,373	7,877,813	8,748,186	312,027		870,373	8,189,840	9,060,213	1,082,369	1983	1/24/2019
Riverside	CA	—	(4)	1,259,685	6,995,794	8,255,479	365,030		1,259,685	7,360,824	8,620,509	1,024,838	1980	1/24/2019
Stockton	CA	—	(4)	783,938	7,706,492	8,490,430	215,432		783,938	7,921,924	8,705,862	1,063,931	1984	1/24/2019

				Initial Cost to Company					Gross Carrying Amount at December 31, 2022
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Azusa	CA	—	(4)	4,384,861	9,153,677	13,538,538	192,710		4,384,861	9,346,387	13,731,248	1,201,203	1986	1/24/2019
Romeoville	IL	—	(4)	964,701	5,755,146	6,719,847	369,798		964,701	6,124,944	7,089,645	870,184	1986	1/24/2019
Elgin	IL	—	(4)	1,162,197	2,895,052	4,057,249	184,869		1,162,197	3,079,921	4,242,118	554,774	1986	1/24/2019
San Antonio I	TX	—	(4)	1,602,740	9,196,093	10,798,833	213,577		1,602,740	9,409,670	11,012,410	1,225,041	1998	1/24/2019
Kingwood	TX	—	(4)	1,016,291	9,358,519	10,374,810	228,992		1,016,291	9,587,511	10,603,802	1,301,662	2001	1/24/2019
Aurora III	CO	—	(4)	1,678,141	5,958,219	7,636,360	134,038		1,678,141	6,092,257	7,770,398	1,041,306	2015	1/24/2019
Stoney Creek I (2)	ONT	—	(4)	2,363,127	8,154,202	10,517,329	(47,151)	(3)	2,328,422	8,141,756	10,470,178	1,089,451	N/A	1/24/2019
Torbarrie (2)	ONT	—	(4)	2,714,051	5,262,813	7,976,864	7,949,502	(3)	2,674,192	13,252,174	15,926,366	1,406,635	1980	1/24/2019
Baseline	AZ	—	(4)	1,307,289	11,385,380	12,692,669	220,452		1,307,289	11,605,832	12,913,121	1,551,922	2016	1/24/2019
3173 Sweeten Creek Rd, Asheville	NC	—	(4)	1,036,164	8,764,558	9,800,722	1,234,645		1,036,164	9,999,203	11,035,367	1,223,873	1982	1/24/2019
Elk Grove	IL	—	(4)	2,384,166	6,000,071	8,384,237	211,960		2,384,166	6,212,031	8,596,197	852,715	2016	1/24/2019
Garden Grove	CA	—	(4)	8,076,202	13,152,494	21,228,696	279,159		8,076,202	13,431,653	21,507,855	1,743,967	2017	1/24/2019
Deaverview Rd, Asheville	NC	—	(4)	1,449,001	4,412,039	5,861,040	315,871		1,449,001	4,727,910	6,176,911	693,994	1992	1/24/2019
Highland Center Blvd, Asheville	NC	—	(4)	1,763,875	4,823,116	6,586,991	302,930		1,763,875	5,126,046	6,889,921	713,589	1994	1/24/2019
Sarasota	FL	—	(4)	1,084,165	7,359,913	8,444,078	137,663		1,084,165	7,497,576	8,581,741	933,825	2017	1/24/2019
Mount Pleasant	SC	—	(4)	1,054,553	5,678,794	6,733,347	139,511		1,054,553	5,818,305	6,872,858	724,650	2016	1/24/2019
Nantucket	MA	20,207,278		5,854,837	33,210,517	39,065,354	199,113		5,854,837	33,409,630	39,264,467	4,002,850	2002	1/24/2019
Pembroke Pines	FL	—	(4)	3,146,970	14,296,167	17,443,137	127,183		3,146,970	14,423,350	17,570,320	1,822,621	2018	1/24/2019
Riverview	FL	—	(4)	1,593,082	7,102,271	8,695,353	3,294,325		2,405,974	9,583,704	11,989,678	1,097,546	2018	1/24/2019
Eastlake	CA	—	(4)	2,120,104	15,417,746	17,537,850	169,002		2,120,104	15,586,748	17,706,852	1,815,870	2018	1/24/2019
McKinney	TX	—	(4)	2,177,186	9,320,876	11,498,062	222,422		2,101,521	9,618,963	11,720,484	1,183,221	2016	1/24/2019
Hualapai Way, Las Vegas	NV	—	(4)	742,839	9,018,717	9,761,556	95,212		742,839	9,113,929	9,856,768	1,132,369	2018	1/24/2019
Gilbert	AZ	—	(4)	1,379,687	9,021,255	10,400,942	375,672		1,037,750	9,738,864	10,776,614	1,100,568	2019	7/11/2019
Industrial, Jensen Beach	FL	4,009,000		893,648	6,969,348	7,862,996	42,310		893,648	7,011,658	7,905,306	415,305	1979	3/17/2021
Emmett F Lowry Expy, Texas City	TX	5,112,000		940,119	8,643,066	9,583,185	34,593		940,119	8,677,659	9,617,778	507,728	2010	3/17/2021
Van Buren Blvd, Riverside II	CA	3,510,000		2,308,151	7,393,117	9,701,268	147,637		2,308,151	7,540,754	9,848,905	418,015	1984	3/17/2021
Las Vegas Blvd, Las Vegas	NV	5,413,000		922,569	11,035,721	11,958,290	61,779		922,569	11,097,500	12,020,069	591,900	1996	3/17/2021
Goodlette Rd, Naples	FL	—	(4)	2,467,683	18,647,151	21,114,834	105,108		2,467,683	18,752,259	21,219,942	1,027,884	2001	3/17/2021
Centennial Pkwy, LV II	NV	7,118,000		1,397,045	15,193,510	16,590,555	57,329		1,397,045	15,250,839	16,647,884	841,303	2006	3/17/2021
Texas Ave, College Station	TX	—	(4)	3,530,460	5,583,528	9,113,988	24,331		3,530,460	5,607,859	9,138,319	356,471	2004	3/17/2021
Meridian Ave, Puyallup	WA	6,616,000		5,747,712	9,884,313	15,632,025	41,899		5,747,712	9,926,212	15,673,924	648,705	1990	3/17/2021
Westheimer Pkwy, Katy	TX	—	(4)	1,212,751	6,423,972	7,636,723	39,686		1,212,751	6,463,658	7,676,409	364,032	2003	3/17/2021
FM 1488, The Woodlands II	TX	—	(4)	1,945,532	8,905,822	10,851,354	39,641		1,945,532	8,945,463	10,890,995	529,289	2007	3/17/2021
Hwy 290, Cypress	TX	—	(4)	2,832,498	5,259,689	8,092,187	105,836		2,832,498	5,365,525	8,198,023	338,028	2002	3/17/2021
Lake Houston Pkwy, Humble	TX	—	(4)	2,475,909	6,539,367	9,015,276	95,516		2,475,909	6,634,883	9,110,792	447,286	2004	3/17/2021
Gosling Rd, The Woodlands	TX	—	(4)	1,248,558	7,314,476	8,563,034	81,337		1,248,558	7,395,813	8,644,371	429,883	2002	3/17/2021
Queenston Blvd, Houston	TX	—	(4)	778,007	5,241,798	6,019,805	114,145		778,007	5,355,943	6,133,950	319,290	2007	3/17/2021
Jim Johnson Rd, Plant City	FL	8,722,000		1,176,605	20,045,758	21,222,363	49,084		1,176,605	20,094,842	21,271,447	1,347,264	2004	3/17/2021

				Initial Cost to Company					Gross Carrying Amount at December 31, 2022
Description	ST	Encumbrance		Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Frelinghuysen Ave, Newark	NJ	—	(4)	10,700,968	24,754,531	35,455,499	1,861,781		10,700,968	26,616,312	37,317,280	1,546,567	1931	3/17/2021
Redmond Fall City Rd, Redmond	WA	—	(4)	3,874,807	7,061,417	10,936,224	104,302		3,874,807	7,165,719	11,040,526	443,033	1997	3/17/2021
Greenway Rd, Surprise	AZ	—	(4)	1,340,075	7,587,601	8,927,676	87,372		1,340,075	7,674,973	9,015,048	446,777	2019	3/17/2021
Marshall Farms Rd, Ocoee	FL	—	(4)	1,253,081	10,931,368	12,184,449	12,214		1,253,081	10,943,582	12,196,663	593,995	2019	3/17/2021
Ardrey Kell Rd, Charlotte	NC	—	(4)	1,316,193	15,140,130	16,456,323	—		1,316,193	15,140,130	16,456,323	820,471	2018	3/17/2021
University City, Charlotte II	NC	—	(4)	1,134,981	11,301,614	12,436,595	14,335		1,134,981	11,315,949	12,450,930	627,380	2017	3/17/2021
Hydraulic Rd, Charlottesville	VA	—	(4)	1,846,479	16,268,290	18,114,769	2,832		1,846,479	16,271,122	18,117,601	867,689	2017	3/17/2021
Metcalf St, Escondido	CA	—	(4)	1,018,965	18,019,171	19,038,136	158,450		1,018,965	18,177,621	19,196,586	946,495	2019	3/17/2021
Tamiami Trail, Punta Gorda	FL	—	(4)	2,034,608	15,764,762	17,799,370	13,746		2,034,608	15,778,508	17,813,116	875,594	1992	3/17/2021
Iroquois Shore Rd, Oakville III (2)	ONT	11,992,500		1,423,150	18,637,895	20,061,045	(1,446,109)	(3)	1,314,804	17,300,132	18,614,936	863,228	2020	4/16/2021
Van Buren Blvd, Riverside III	CA	—		3,705,043	6,511,602	10,216,645	255,935		3,705,043	6,767,537	10,472,580	414,447	1996	5/27/2021
Alameda Pkwy, Lakewood	CO	—	(4)	2,134,320	14,750,963	16,885,283	352,899		2,134,320	15,103,862	17,238,182	564,837	1998	10/19/2021
Algonquin Rd, Algonquin	IL	—	(4)	717,325	17,439,376	18,156,701	211,176		717,325	17,650,552	18,367,877	516,204	1987	2/8/2022
Pell Cir, Sacramento	CA	—	(4)	1,796,664	22,828,895	24,625,559	167,122		1,796,664	22,996,017	24,792,681	483,354	1981	5/10/2022
St. Johns Commons Rd, St. Johns	FL	—	(4)	1,099,464	14,432,172	15,531,636	64,721		1,099,464	14,496,893	15,596,357	270,182	2017	5/17/2022
Mills Station Rd, Sacramento	CA	—	(4)	2,685,588	13,075,090	15,760,678	1,231		2,685,588	13,076,321	15,761,909	260,320	1979	6/1/2022
Happy Valley Rd, Phoenix	AZ	—	(4)	542,935	9,132,940	9,675,875	10,021		542,935	9,142,961	9,685,896	168,415	1941	6/1/2022
West Rd, Houston	TX	—	(4)	1,310,537	16,908,880	18,219,417	2,700		1,310,537	16,911,580	18,222,117	302,348	2018	6/1/2022
Capitol Dr, Milwaukee	WI	—	(4)	1,065,590	11,782,373	12,847,963	78,826		1,065,590	11,861,199	12,926,789	216,250	1996	6/1/2022
Bothell Everett, Mill Creek	WA	—	(4)	4,814,088	28,674,527	33,488,615	241,791		4,814,088	28,916,318	33,730,406	594,238	2003	6/1/2022
12th Ave, Homestead	FL	—	(4)	1,607,054	32,909,667	34,516,721	16,865		1,607,054	32,926,532	34,533,586	568,497	2019	6/1/2022
16900 State Rd, Lutz	FL	—	(4)	2,674,729	26,985,047	29,659,776	—		2,674,729	26,985,047	29,659,776	471,954	2019	6/1/2022
34th St, St. Petersburg	FL	—	(4)	1,896,569	23,290,141	25,186,710	—		1,896,569	23,290,141	25,186,710	423,797	2020	6/1/2022
Durango, Las Vegas	NV	—	(4)	2,355,229	26,030,925	28,386,154	—		2,355,229	26,030,925	28,386,154	445,180	2019	6/1/2022
93rd Ave SW, Olympia	WA	—	(4)	2,159,298	18,458,512	20,617,810	75,777		2,159,298	18,534,289	20,693,587	353,379	2006	6/1/2022
Aurora IV	CO	—		1,222,564	10,445,390	11,667,954	107,697		1,222,564	10,553,087	11,775,651	169,646	2018	6/28/2022
Corporate Office	CA	3,925,446		975,000	5,525,000	6,500,000	696,545		975,000	6,221,545	7,196,545	564,950	2018	1/24/2019

		$304,757,639		$419,364,049	$1,402,876,722	$1,822,240,771	$64,964,874		$420,522,591	$1,466,683,054	$1,887,205,645	$202,682,688

(1)	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,880,795,210
(2)	This property is located in Ontario, Canada.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.
(4)	The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the KeyBank Credit Facility and such equity interests were pledged as of December 31, 2022 for the benefit of the lenders thereunder.

Activity in real estate facilities during 2022, 2021, and 2021 was as follows:

	2022	2021	2020
Real estate facilities
Balance at beginning of year	$1,593,623,628	$1,210,102,582	$1,173,825,368
Facility acquisitions	298,341,568	371,507,610	—
Impact of foreign exchange rate changes	(12,984,154)	(138,457)	4,147,798
Improvements and additions	8,224,603	12,151,893	32,129,416
Other facility acquisitions	—	15,689,143	—
Disposition due to deconsolidation	—	(15,689,143)	—

Balance at end of year	$1,887,205,645	$1,593,623,628	$1,210,102,582

Accumulated depreciation
Balance at beginning of year	$(155,926,875)	$(115,903,045)	$(83,692,491)
Asset disposals	—	—	—
Depreciation expense	(48,400,073)	(40,158,233)	(31,711,102)
Disposition due to deconsolidation	—	62,466	—
Impact of foreign exchange rate changes	1,644,260	71,937	(499,452)

Balance at end of year	$(202,682,688)	$(155,926,875)	$(115,903,045)

Construction in process
Balance at beginning of year	$1,799,004	$1,761,303	$12,237,722
Net additions and assets placed into service	2,691,922	37,701	(10,476,419)

Balance at end of year	$4,490,926	$1,799,004	$1,761,303

Real estate facilities, net	$1,689,013,883	$1,439,495,757	$1,095,960,840